Cover	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	Hudson Pacific Properties, Inc.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-34789
Entity Tax Identification Number	27-1430478
Entity Address, Address Line One	11601 Wilshire Blvd., Ninth Floor
Entity Address, City or Town	Los Angeles,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90025
City Area Code	310
Local Phone Number	445-5700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001482512
Amendment Flag	false
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Common Stock
Cover [Abstract]
Title of each class	Common Stock, $0.01 par value
Trading Symbol	HPP
Security Exchange Name	NYSE
Document Information [Line Items]
Title of each class	Common Stock, $0.01 par value
Trading Symbol	HPP
Security Exchange Name	NYSE
Cumulative Preferred Stock
Cover [Abstract]
Title of each class	4.750% Series C Cumulative Redeemable Preferred Stock
Trading Symbol	HPP Pr C
Security Exchange Name	NYSE
Document Information [Line Items]
Title of each class	4.750% Series C Cumulative Redeemable Preferred Stock
Trading Symbol	HPP Pr C
Security Exchange Name	NYSE